CONCENTRATION AND RISKS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUE BY MAJOR CUSTOMERS

For the six months ended March 31, 2026 and 2025, revenue was primarily derived from major customers disclosed below.

Six months ended March 31, 2026:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer ZNF	$12,118,011	63.83%	-	-

Six months ended March 31, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer LXM	$13,524	59%	$-	-

For the six months ended March 31, 2026 and 2025, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Six months ended March 31, 2026:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKZS	$1,169,649	17.30%
Supplier ACJN	1,145,888	16.94%
Supplier TTY	1,092,646	16.16%

Six months ended March 31, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$8,311,593	100%

In the years ended September 30, 2025 and 2024, revenue was primarily derived from major customers disclosed below.

Year ended September 30, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer A	$6,189,907	60%	-	-
Customer B	$3,738,704	36%	-	-

Year ended September 30, 2024:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer CN	$1,149,585	59.55%	-	-
Customer WP	$196,793	10.19%	-	-

For the years ended September 30, 2025 and 2024, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Year ended September 30, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$8,479,775	45.64%
Supplier B	6,152,915	33.12%
Supplier C	3,729,039	20.07%

Year ended September 30, 2024:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$4,548,035	100%